UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090
Zac Tackett, President
Three Canal Plaza, Suite 600
Portland, Maine 04101
Date of fiscal year end:
MARCH 31
Merk Hard Currency Fund*
Date of reporting period: July 1, 2022—June 30, 2023

*	Voting information for (1) Merk Hard Currency Fund is for the period July 1, 2022 through November 30, 2022 (termination of operations)

ITEM 1: PROXY VOTING RECORD

Merk Hard Currency Fund
During the period July 1, 2022 through November 30, 2022 (termination of operations), Merk Investments LLC did not vote any proxies on behalf of the Merk Hard Currency Fund.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Zac Tackett
Zac Tackett, President and Principal Executive Officer

Date:	August 23, 2023